Alger Responsible Investing Fund Expense Example - Class I Shares [Member] - Alger Responsible Investing Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,499